Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document And Entity Information [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Everest Re Group, Ltd.
Entity Central Index Key	0001095073